ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ORGANIZATION
ORGANIZATION

KIROMIC BIOPHARMA, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

1.ORGANIZATION

Nature of Business

Kiromic BioPharma, Inc. and subsidiaries (the “Company”) is a clinical stage fully integrated biotherapeutics company formed under the Texas Business Organizations Code in December 2012.

The Company is an artificial intelligence-driven, end-to-end CAR-T and gene therapy company, developing the first multi-indication allogeneic CAR-T cell therapy, that exploits the natural potency of Gamma Delta T-cells to target solid cancers. The Company maintains offices in Houston, Texas. The Company has not generated any revenues to date.

The Company is developing its brand of CAR-T cell product candidates known as ALEXIS. The two product candidates are called ALEXIS-PRO-1 and ALEXIS-ISO-1. ALEXIS-PRO-1 is an allogeneic gamma delta chimeric T cell therapy product candidate targeting PD-L1. ALEXIS-ISO-1 is an allogenic gamma delta CAR-T cell therapy product candidate targeting Isomesothelin (the isoform of Mesothelin). These are designed to treat cancer by capitalizing on the immune system’s ability to destroy cancer cells. We filed two investigational new drug (“IND”) applications in May 2021 for ALEXIS-PRO-1 and ALEXIS-ISO-1. The Food and Drug Administration (“FDA”) placed these applications under a clinical hold in June 2021. On July 13, 2021, the Company received the FDA’s formal clinical hold letters, which asked the Company to address key components regarding the chemical, manufacturing, and control components of the IND applications. Those components included tracing of all reagents used in manufacturing, flow chart of manufacturing processes, and certificate of analysis. The Company is currently working on addressing the FDA’s comments.

Going Concern— These condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred significant losses and negative cash flows from operations since inception and expects to incur additional losses until such time that it can generate significant revenue from the commercialization of its product candidates. The Company had negative cash flow from operations of $7,578,900 for the three months ended March 31, 2022, and an accumulated deficit of $74,584,300 as of March 31, 2022. To date, the Company has relied on equity and debt financing to fund its operations. The Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Company to fund its operations and ongoing research and development efforts prior to the commercialization, if any, of its product candidates. The Company does not have sufficient cash on hand or available liquidity to meet its obligations through the twelve months following the date the condensed consolidated financial statements are issued. This condition raises substantial doubt about the Company’s ability to continue as a going concern.

Given its projected operating requirements and its existing cash and cash equivalents, management’s plans include evaluating different strategies to obtain the required funding of future operations. These plans may include, but are not limited to, additional funding from current or new investors. However, there can be no assurance that the Company will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs or on favorable terms. Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

KIROMIC BIOPHARMA, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	ORGANIZATION

Nature of Business

Kiromic BioPharma, Inc. and subsidiaries (the “Company”) is a clinical stage fully integrated biotherapeutics company formed under the Texas Business Organizations Code in December 2012. On May 27, 2016, the Company converted from a Texas limited liability company into a Delaware corporation and changed its name from Kiromic LLC to Kiromic Inc. On December 16, 2019, the Company amended and restated its certificate of incorporation charter to re-name the company, Kiromic BioPharma, Inc.

The Company is an artificial intelligence-driven, end-to-end Chimeric Antigen Receptor T cell (“CAR-T cell”) and gene therapy company, developing the first multi-indication allogeneic CAR-T cell therapy, that exploits the natural potency of the Gamma Delta T cell (“GDT”) to target solid cancers. The Company maintains offices in Houston, Texas. The Company has not generated any revenues to date.

The Company is developing its brand of CAR-T cell product candidates known as ALEXIS. The two product candidates are called ALEXIS-ISO-1 and ALEXIS-PRO-1. ALEXIS-ISO-1 is an allogenic gamma delta CAR-T cell therapy product candidate targeting Isomesothelin (the isoform of Mesothelin). ALEXIS-PRO-1 is an allogeneic gamma delta chimeric T cell therapy product candidate targeting PD-L1. These are designed to treat cancer by capitalizing on the immune system’s ability to destroy cancer cells. We filed two investigational new drug (“IND”) applications in May 2021 for ALEXIS-ISO-1 and ALEXIS-PRO-1. The Food and Drug Administration (“FDA”) has placed these applications under a clinical hold as of June 2021. The Company is currently working on addressing the FDA’s comments. The FDA asked the Company to address key components regarding the chemical manufacturing and control components of the applications. Those components included tracing of all reagents used in manufacturing, flow chart of manufacturing processes, and Certificate of Analysis. The Company is working to address each of the FDA’s comments.

Going Concern — These consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred significant losses and negative cash flows from operations since inception and expects to incur additional losses until such time that it can generate significant revenue from the commercialization of its product candidates. The Company had negative cash flow from operations of $20,321,500 for the year ended December 31, 2021, and an accumulated deficit of $67,216,500 as of December 31, 2021. To date, the Company has relied on equity and debt financing to fund its operations. The Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Company to fund its operations and ongoing research and development efforts prior to the commercialization, if any, of its product candidates. The Company does not have sufficient cash on hand or available liquidity to meet its obligations through the twelve months following the date the consolidated financial statements are issued. This condition raises substantial doubt about the Company’s ability to continue as a going concern.

Given its projected operating requirements and its existing cash and cash equivalents, management’s plans include evaluating different strategies to obtain the required funding of future operations. These plans may include, but are not limited to, additional funding from current or new investors. However, there can be no assurance that the Company will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs or on favorable terms. Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

NIH Grant— In August 2018, the National Institute of Health (“the NIH”), the primary agency of the U.S. government responsible for biomedical and public health research, awarded a Phase I/II grant to the Company in the amount of $2,235,000 for the development and non-clinical testing of a new anti-arteriosclerosis gene therapy delivered by engineered adeno-associated viral vectors. Phase I of the grant entitled the Company to reimbursement for certain salaries and wages, materials and supplies, facilities and administrative costs, and fixed fees. The Company did not complete Phase I by August 2019, but was granted an extension to complete Phase I by the NIH through August 2021. Starting after Phase 1 completion in 2021, Phase II of the grant covers reimbursements for certain salaries and wages, materials and supplies, facilities and administrative costs, and fixed fees of $1,384,000. The Company applied for another Phase I extension in August 2021, and the extension was not granted. The Company does not expect to be reimbursed for any of the amounts for Phase II.